Offerings - Offering: 1	Nov. 20, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	4,168,750
Proposed Maximum Offering Price per Unit	101.00
Maximum Aggregate Offering Price	$ 421,043,750.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 64,461.80
Offering Note	(1) The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the ''Securities Act''), based on the proposed maximum aggregate offering price. In accordance with Rule 457(r) under the Securities Act, DT Midstream, Inc. (the ''Registrant'') initially deferred payment of the registration fee for the Registrant's Registration Statement on Form S-3ASR (File No. 333-283345) filed with the Securities and Exchange Commission on November 19, 2024 (the ''Registration Statement''). This ''Calculation of Filing Fee Table'' shall be deemed to update the ''Calculation of Filing Fee'' table in the Registration Statement. (2) Includes the shares of common stock issuable pursuant to the underwriters' option to purchase up to an additional 543,750 shares of the Registrant's common stock.